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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name of Institutional Investment Manager: Salzman & Co., Inc.
Business Address:                         411 West Putnam Avenue
                                          Greenwich, CT 06830

Form 13F File Number: 28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen B. Salzman
Title: CEO/President
Phone: 203-302-2701

Signature, Place, and Date of Signing:


/s/ Stephen B. Salzman                  Greenwich, CT   August 6, 2009

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                                13F Summary Page

Salzman & Co., Inc.
28-12184
Report for Period Ended 03/31/2009

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       26

Form 13F Information Table Value Total: $373,293 (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------  -------------  ---------  --------  ---------------------  ---------  --------  -------------------
                                                                                                                   VOTING AUTHORITY
                                   TITLE OF                  VALUE   SHARES /  SH /  PUT /  INVESTMNT   OTHER    -------------------
NAME OF ISSUER                       CLASS        CUSIP    (x$1000)  PRN AMT   PRN   CALL    DISCRETN    MGRS      SOLE   SHRD  NONE
--------------                   -------------  ---------  --------  --------  ----  -----  ---------  --------  -------  ----  ----
INGERSOLL-RAND COMPANY LTD           CL A       G4776G101    25015   1196900   SH              SOLE              1196900
ABB LTD                            SPONSORED
                                      ADR       000375204     1542     97700   SH              SOLE                97700
AK STL HLDG CORP                      COM       001547108    16047    836200   SH              SOLE               836200
BANK OF AMERICA CORPORATION           COM       060505104    13073    990400   SH              SOLE               990400
BURLINGTON NORTHN SANTA FE CORP       COM       12189T104    24252    329775   SH              SOLE               329775
CSX CORP                              COM       126408103     1125     32500   SH              SOLE                32500
ELECTRONIC ARTS INC                   COM       285512109    14535    669200   SH              SOLE               669200
EMERSON ELEC CO                       COM       291011104     3298    101780   SH              SOLE               101780
FREEPORT-MCMORAN COPPER & GOLD
   INC                                COM       35671D857    24489    488700   SH              SOLE               488700
GOODRICH CORP                         COM       382388106    24165    483600   SH              SOLE               483600
HASBRO INC                            COM       418056107     2070     85400   SH              SOLE                85400

JACOBS ENGR GROUP INC DEL             COM       469814107     3627     86180   SH              SOLE                86180
LEUCADIA NATL CORP                    COM       527288104     5916    280500   SH              SOLE               280500
NORFOLK SOUTHERN CORP                 COM       655844108     5775    153300   SH              SOLE               153300
OIL SVC HOLDRS TR                 DEPOSITORY
                                      RCPT      678002106    40344    413025   SH              SOLE               413025
POSCO                            SPONSORED ADR  693483109    16575    200500   SH              SOLE               200500
PACCAR INC                            COM       693718108    11393    351300   SH              SOLE               351300
PETROLEO BRASILEIRO SA PETRO       SPONSORED
                                      ADR       71654V408    15449    377000   SH              SOLE               377000
PRECISION CASTPARTS CORP              COM       740189105    33298    455956   SH              SOLE               455956
SCHLUMBERGER LTD                      COM       806857108    22986    424800   SH              SOLE               424800
ST JOE CO                             COM       790148100     4070    153649   SH              SOLE               153649
UNION PAC CORP                        COM       907818108    25444    488750   SH              SOLE               488750
UNITED STATES STL CORP NEW            COM       912909108    14278    399500   SH              SOLE               399500
VALE S A                              ADR       91912E105     7556    428600   SH              SOLE               428600
VISA INC                              COM
                                     CL A       92826C839     1245     20000   SH              SOLE                20000
WILLIAMS SONOMA INC                   COM       969904101    15724   1007300   SH              SOLE              1007300